DEBT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT OBLIGATIONS

NOTE 3. DEBT OBLIGATIONS

Debt obligations is comprised of the following:

	September 30, 2024	December 31, 2023
Economic injury disaster loan (EIDL)	$145,328	$147,781
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	129,651
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	58,819
Revolving Loan Agreement	-	4,880,000
Commercial Extension of Credit- Entertainment Segment	295,000	87,928
Merchant Advances - Video Solutions Segment	2,091,500	1,350,000
Merchant Advances - Entertainment Segment	1,364,986	-
Unamortized debt issuance costs	(315,955)	(540,429)
Debt obligations	3,580,859	6,113,750
Less: current maturities of debt obligations	3,438,910	1,260,513
Debt obligations, long-term	$141,949	$4,853,237

Debt obligations mature on an annual basis as follows as of September 30, 2024:

September 30, 2024
2024 (October 1, 2024 to December 31, 2024)	$3,436,363
2025	3,412
2026	3,542
2027	3,677
2028 and thereafter	133,865

Total	$3,580,859

2020 Small Business Administration Notes.

On May 12, 2020, the Company received $150,000 in loan funding from the SBA under the Economic Injury Disaster Loan (“EIDL”) program administered by the SBA, which program was expanded pursuant to the recently enacted CARES Act. The EIDL is evidenced by a secured promissory note, dated May 8, 2020, in the original principal amount of $150,000 with the SBA, the lender.

Under the terms of the note issued under the EIDL program, interest accrues on the outstanding principal at the rate of 3.75% per annum. The term of such note is thirty years, though it may be payable sooner upon an event of default under such note. Monthly principal and interest payments began in November 2022, after being deferred for thirty months after the date of disbursement and total $731 per month thereafter. Such note may be prepaid in part or in full, at any time, without penalty. The Company granted the SBA a continuing interest in and to any and all collateral, including but not limited to tangible and intangible personal property.

The Company made principal payments of $2,453 during the nine months ended September 30, 2024 and recorded interest expense of $1,368 and $4,126 for the three and nine months ended September 30, 2024.

Contingent Consideration Promissory Notes

On June 30, 2021, Nobility Healthcare, a subsidiary of the Company, issued a contingent consideration promissory note (the “June Contingent Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “June Seller”) of $350,000. The June Contingent Note has a three-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for nine months and is due in equal quarterly installments on the seventh business day of each quarter. The principal amount of the June Contingent Note is subject to an earn-out adjustment, being the difference between $975,000 (the “June Projected Revenue”) and the cash basis revenue (the “June Measurement Period Revenue”) collected by the June Seller in its normal course of business from the clients existing on June 30, 2021, during the period from October 1, 2021 through September 30, 2022 (the “June Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the June Measurement Period Revenue is less than the June Projected Revenue, such amount will be subtracted from the principal balance of this June Contingent Note on a dollar-for-dollar basis. If the June Measurement Period Revenue is more than the June Projected Revenue, such amount will be added to the principal balance of this June Contingent Note on a dollar-for-dollar basis. In no event will the principal balance of this June Contingent Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be a reduction to zero. There are no limits to the increases to the principal balance of the June Contingent Note as a result of the earn-out adjustments.

The June Contingent Note is considered to be additional purchase price; therefore, the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition with subsequent changes in fair value recorded as a gain or loss in the Consolidated Statements of Operations. Management recorded the contingent consideration promissory note at its estimated fair value of $350,000 at the acquisition date. Total principal payments, since inception, on this contingent consideration promissory note totalled $290,073. The estimated fair value of the June Contingent Note at September 30, 2024 is $-0-, representing a reduction in its estimated fair value of $58,819 as compared to its estimated fair value as of December 31, 2023. This reduction only relates to the principal payments made for the nine months ended September 30, 2024. Therefore, the Company recorded no gain or loss in the Consolidated Statements of Operations for the nine months ended September 30, 2024.

On August 31, 2021, Nobility Healthcare, issued another contingent consideration promissory note (the “August Contingent Payment Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “August Sellers”) of $650,000. The August Contingent Payment Note has a three-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for nine months and is due in equal quarterly installments on the seventh business day of each quarter. The principal amount of the August Contingent Payment Note is subject to an earn-out adjustment, being the difference between the $3,000,000 (the “August Projected Revenue”) and the cash basis revenue (the “August Measurement Period Revenue”) collected by the August Sellers in its normal course of business from the clients existing on September 1, 2021, during the period from December 1, 2021 through November 30, 2022 (the “August Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the August Measurement Period Revenue is less than the August Projected Revenue, such amount will be subtracted from the principal balance of this August Contingent Payment Note on a dollar-for-dollar basis. If the August Measurement Period Revenue is more than the August Projected Revenue, such amount will be added to the principal balance of this August Contingent Payment Note on a dollar-for-dollar basis. In no event will the principal balance of this August Contingent Payment Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be to zero. There are no limits to the increases to the principal balance of the August Contingent Payment Note as a result of the earn-out adjustments.

The August Contingent Payment Note is considered to be additional purchase price, therefore the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition. Management has recorded the contingent consideration promissory note at its estimated fair value of $650,000 at the acquisition date. Principal payments, since its inception, on this contingent consideration promissory note totalled $681,907. The estimated fair value of the August Contingent Note at September 30, 2024 is $-0-, representing a decrease in its estimated fair value of $129,651 as compared to is estimated fair value as of December 31, 2023. This reduction only relates to the principal payments made for the nine months ended September 30, 2024. Therefore, the Company recorded no gain or loss in the Consolidated Statements of Operations for the nine months ended September 30, 2024.

2023 Commercial Extension of Credit

On February 23, 2023, the Company’s Entertainment segment entered into an extension of credit in the form of a loan to use in marketing and operating its business in accordance with the Private Label Agreement previously entered into with the Lender. The Lender agreed to extend, subject to the conditions hereof, and Borrower agreed to take, a Loan for Principal Sum of $1,000,000.

The Lender retains 25% of each remittance owed to Borrower under the terms of the Private Label Agreement. Such remittances includes regular weekly remittances and any additional incentive payments to which the Borrower may be entitled. The 25% withholding of the Borrower’s applicable remittance is deemed a “Payment” under the terms of this Note, and Payments shall continue until the earlier of (i) repayment of the Principal Sum, accrued Interest, and a fee of $35,000 or (ii) expiration of the Private Label Agreement on December 31, 2023.

During the nine months ended September 30, 2024, the Entertainment segment Company’s Entertainment segment repaid the outstanding principal of $87,928 and did not renew this agreement.

2024 Commercial Extension of Credit

On January 22, 2024, the Company’s Entertainment segment entered into an extension of credit in the form of a loan to use in marketing and operating its business in accordance with the Ticket Solution Agreement. The Lender, Ticket Evolution, Inc., agreed to extend, subject to the conditions hereof, and Borrower agreed to take, an advance for a sum of $75,000 with monthly advances of $100,000.

The advances made are recoupable from client service fees with no more than $25,000 being recouped in any one week. The total advances received for the nine months ended September 30, 2024 were $975,000 and payments made totalled $900,000. The outstanding balance as of September 30, 2024 was $75,000.

On August 7, 2024 and as amended on September 25, 2024, the Company’s Entertainment segment entered into an extension of credit (the “Agreement”) with Vegas Tickets in the form of a prepayment for the rights to acquire certain Major League Baseball and National Football League playoff and season tickets. Vegas Tickets agreed to advance, subject to the conditions of the Agreement, and the Company’s Entertainment segment agreed to take, an advance for a sum of $200,000. Under the Agreement, the Company’s Entertainment segment has the right to reacquire the tickets for a cash amount of $220,000 by November 1, 2024. The repurchase date was extended to December 1, 2024 by an amendment dated October 31, 2024.

The Company’s Entertainment segment intends to repurchase the tickets and has recorded the cash repurchase obligation amount of $220,000 as the outstanding extension of credit balance as of September 30, 2024, with $20,000 of such amount recorded as interest expense during the three and nine months ended September 30, 2024.

Convertible Note

On April 5, 2023, the Company entered into and consummated the initial closing (the “First Closing”) of the transactions contemplated by a Securities Purchase Agreement, dated as of April 5, 2023 (the “Purchase Agreement”), between the Company and certain investors (the “Purchasers”).

At the First Closing, the Company issued and sold to the Purchasers Senior Secured Convertible Notes in the aggregate original principal amount of $3,000,000 (the “Notes”) and warrants (the “Warrants”). The Purchase Agreement provided for a ten percent (10%) original interest discount resulting in gross proceeds to the Company of $2,700,000. No interest accrues under the Notes. The Warrants are exercisable for an aggregate 1,125,000 shares comprised of 375,000 warrants at an exercise price of $5.50 per share of the Company’s common stock, par value $0.001 (the “Common Stock”), 375,000 warrants at an exercise price of $6.50 per share of Common Stock, and 375,000 warrants at an exercise price of $7.50 per share of Common Stock.

Subject to certain conditions, within 18 months from the effectiveness date and while the Notes remain outstanding, the Purchasers have the right to require the Company to consummate a second closing of up to an additional $3,000,000 of Notes (the “Second Notes”) and Warrants on the same terms and conditions as the First Closing, except that the Second Notes may be subordinate to a mortgage on the Company’s headquarters building (the “Bank Mortgage”).

The Notes are convertible into shares of Common Stock at the election of the Purchasers at any time at a fixed conversion price of $5.00 (the “Conversion Price”) per share of Common Stock. The Conversion Price is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for, Common Stock at a price below the then-applicable Conversion Price (subject to certain exceptions). Subject to certain conditions, including certain equity conditions, the Company may redeem some or all of the then outstanding principal amount of the Note for cash in an amount equal to 110% of the outstanding principal amount of the Notes (the “Optional Redemption Amount”). In addition, the Purchasers may, at their option, demand repayment at the Optional Redemption Amount upon five (5) business days’ written notice following (i) the closing by the Company of the Bank Mortgage, or (ii) a sale by the Company of Common Stock or Common Stock equivalents.

The Notes rank senior to all outstanding and future indebtedness of the Company and its subsidiaries, and are secured by substantially all of the Company’s assets, as evidenced by (i) a security agreement entered into at the Closing, (ii) a trademark security agreement entered into at the Closing, (iii) a patent security agreement entered into at the Closing, (iv) a guaranty executed by all direct and indirect subsidiaries of the Company pursuant to which each of them has agreed to guaranty the obligations of the Company under the Notes, and (v) a mortgage on the Company’s headquarters building in favor of the Purchasers.

Also at the Closing, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Purchasers. Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to prepare and file with the SEC within the 10th business day following the First Closing (the “Filing Date”) a registration statement covering the resale of the shares of Common Stock issuable upon conversion of the Notes and exercise of the Warrants, and to use its best efforts to cause such Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as promptly as possible, but in any event no later than 45 days following the Filing Date (the “Effectiveness Date”). If the Registration Statement is not filed by the Filing Date or is not declared effective by the Effectiveness Date, or under certain other circumstances described in the Registration Rights Agreement, then the Company shall be obligated to pay, as partial liquidated damages, to each Purchaser an amount in cash equal to 2% of the original principal amount of the Notes each month until the applicable event giving rise to such payments is cured. If the Company fails to pay any partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 10% per annum.

The Company recognized the full warrant derivative value, with the remaining amount being allocated to the debt obligation. As the warrant derivative value exceeded the net proceeds from the issuance, the excess amount is recognized as a loss on the date of the issue date. Thus, the Company recorded a loss of $576,380 as an interest expense on the date of issuance relating to the Notes. The following is the assumptions used in calculating the estimated grant-date fair value of the detachable warrants to purchase common stock granted in connection with the Notes:

Terms at April 5, 2023 (issuance date)
Volatility - range	106.0%
Risk-free rate	3.36%
Dividend	0%
Remaining contractual term	5.0 years
Exercise price	$5.50 - 7.50
Common stock issuable under the warrants	1,125,000

On June 2, 2023, the Purchasers elected to convert $125,000 principal, at the fixed price of $5.00 per share of common stock, 25,000 shares valued at $119,750. The loss on conversion of convertible note into common shares, of $93,386, was recorded during the period.

On October 26, 2023, the Company entered into a Revolving Loan Agreement of which a portion of the net proceeds were used to repay the principal amount of the Convertible debt. The warrants associated with the convertible debt remain outstanding.

Revolving Loan Agreement

On October 26, 2023, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) by and between the Company, Digital Ally Healthcare, Inc., a Nevada corporation and wholly-owned subsidiary of the Company (“Digital Ally Healthcare” and, together with the Company, the “Borrower”), and Kompass Kapital Funding, LLC, a Kansas limited liability company (“Kompass”). In connection with the Loan Agreement, on October 26, 2023, the Company entered into a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing (the “Mortgage”) by and between the Company, as grantor, and Kompass, as grantee, and issued a Revolving Note (the “Revolving Note”) to Kompass. The gross proceeds to the Company were $4,880,000 before repaying those certain Senior Secured Convertible Notes issued on April 5, 2023 in the aggregate amount of $3,162,500 and paying customary fees and expenses.

Pursuant to the Loan Agreement, Kompass agreed to make revolving loans (the “Revolving Loans”) available to the Borrower as the Borrower may from time to time request until, but not including, October 26, 2025, and in such amounts as the Borrower may from time to time request, provided, however, that the aggregate principal balance of the Revolving Loans outstanding at any time shall not exceed the lesser of $4,880,000 or an amount equal to eighty percent of the value of the mortgaged property, which consists of the real property owned by the Company having an address of 14001 Marshall Drive, Lenexa, KS 66215 (the “Mortgaged Property”). Under the Loan Agreement, the Revolving Loans made by Kompass may be repaid and, subject to customary terms and conditions, borrowed again up to, but not including October 26, 2025, unless the Revolving Loans are otherwise accelerated, terminated or extended as provided in the Loan Agreement. The Revolving Loans shall be used by the Borrower for the purpose of working capital and to retire existing debt. Under the Loan Agreement, the Borrower is required to provide written notice to Kompass prior to creating, assuming or incurring any debt or becoming liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other party. While obligations remain outstanding under the Loan Agreement, the Borrower is required to maintain a minimum balance of $97,600 in a reserve account (the “Capital Reserve Account”). Under the Loan Agreement, the Borrower is prohibited from creating, assuming, incurring or suffering or permitting to exist any lien of any kind or character upon the collateral, which consists of the Mortgaged Property and the Company’s interest in the Capital Reserve Account. The Loan Agreement contains customary covenants, representations and warranties by the Borrower.

Pursuant to the Loan Agreement, the Company issued the Revolving Note to Kompass whereby the Company and Digital Ally Healthcare jointly and severally promise to pay to the order of Kompass the lesser of (i) $4,880,000.00, or (ii) the aggregate principal amount of all Revolving Loans outstanding under and pursuant to the Loan Agreement at the maturity or maturities and in the amount or amounts stated on the records of Kompass, together with interest (computed on the actual number of days elapsed on the basis of a 360 day year) at a floating per annum rate equal to the greater of (i) the Prime Rate plus four percent or (ii) eight percent, on the aggregate principal amount of all Revolving Loans outstanding from time to time as provided in the Loan Agreement.

The Company entered into the Mortgage to secure its obligations under the Loan Agreement. The property mortgaged under the Mortgage consists of the Mortgaged Property. The Mortgage contains customary covenants, representations and warranties by the Company.

On August 12, 2024, the Company sold the Mortgaged Property and paid off the $4,880,000 outstanding principal balance together with all accrued and unpaid interest. In addition, upon origination of the Revolving Loan, the Company recorded debt issuance costs of $188,255 which was fully amortized as of the date the Mortgage was paid in full. The remaining unamortized discount was $-0- and $171,258 as September 30, 2024 and December 31, 2023, respectively.

Merchant Cash Advances - Video Solutions Segment

In November 2023, the Company obtained a short-term merchant advance, which totalled $1,050,000, from a single lender to fund operations. These advances included origination fees totalling $50,000 for net proceeds of $1,000,000. The advance is, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company will repay an aggregate of $1,512,000 to the lender. The loan bears interest at 2.9% per week.

During the nine months ended September 30, 2024, the Company made repayments totalling $1,382,500 and received additional proceeds of $1,144,000. The Company refinanced this loan in April 2024 resulting in the additional proceeds received during the nine months ended September 30, 2024. The refinancing was deemed to be an extinguishment of debt and a loss on extinguishment of debt was recorded during the nine months ended September 30, 2024 of $68,827.

As of September 30, 2024 the outstanding principal balance was $2,091,500 which is expected to be repaid in 2024 and early 2025. As of September 30, 2024 the remaining discount balance was $52,538.

The remaining unamortized discount was $52,538 and $369,171 as September 30, 2024 and December 31, 2023, respectively.

Merchant Cash Advances - Entertainment Segment

On March 1, 2024, the Company obtained a short-term merchant advance, which totalled $1,000,000, from a single lender to fund operations. These advances included origination and issuance fees totalling $85,000 for net proceeds of $915,000. The advance is, for the most part, is secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company will repay an aggregate of $1,425,000 to the lender. The loan bears interest at an 40.4523% annual effective rate based on latest debt modification. During the three and nine months ended September 30, 2024, the Company made repayments totalling $803,850 and $855,749, respectively.

The Company modified/amended the underlying loan agreement twice during the three months ended September 30, 2024, resulting in additional proceeds totalling $393,836. The modifications were both deemed to be extinguishments of debt resulting in a $310,505 total loss on the extinguishment of debt during the three and nine months ended September 30, 2024. As of September 30, 2024 the outstanding balance was $1,101,569 which is expected to be repaid in 2024. See Note 16. Subsequent Events for an update to this matter.

The remaining unamortized discount was $263,417 and $-0- as September 30, 2024 and December 31, 2023, respectively.

The Company entered into the original agreement on March 1, 2024. On July 13, 2024, the Company entered into a letter agreement with the Purchaser, amending the terms of the note agreement, and on September 12, 2024, the Company entered into a second letter agreement further amending the terms of the note agreement

On July 13, 2024, the Company entered into a Letter Agreement with the note holder, which modified the note payable by increasing the principal amount of the note payable from $1,425,000 to $1,725,000; provided, however, that if the Borrowers repay the Note in full on or before August 15, 2024, then the principal amount of the Note shall be reduced automatically by $100,000. Pursuant to the Letter Agreement, the Borrowers’ failure to adhere to certain repayment requirements of the underlying note purchase agreement did not constitute an event of default, as defined in the note purchase agreement. Pursuant to the modified/amended note, the Company agreed to make a cash payment to the note holder in the amount of $150,000 on or before July 26, 2024. The Company also agreed to sell or enter into a firm commitment to sell the office building owned by the Company and pay to the Purchaser: (i) $325,000, if the Company sells or enters into a firm commitment to sell the building on or before August 7, 2024; or (ii) $400,000, if the Company sells or enters into a firm commitment to sell the building after August 7, 2024. Pursuant to the modified/amended note, the Company’s failure to sell or enter into a firm commitment to sell the building prior to September 1, 2024 shall constitute an event of default, as defined in the note purchase agreement. The Company also agreed to pay to the note holder $100,000 per month until the modified/amended note is repaid in full, with the first such payment occurring on August 12, 2024, and each subsequent payment occurring on the 12th calendar day of each month thereafter.

On September 25, 2024, the Company and the note holder agreed to an amended and restated senior secured promissory note with a new principal amount of up to $2,000,000. The amended note evidences the new principal amount and amends and restates in its entirety, the terms and provisions of the Note. Pursuant to the amended note the Company promised to pay to the note holder the new principal amount, together with accrued interest or the amount outstanding under the amended note from time to time, to be computed from the date of the amended note at the rates and in the amounts set forth in the amended note. The amount of the unpaid balance, including such interest, that shall be due and payable under the Amended Note may increase and decrease as advances and payments are made thereunder. The Amended Note bears interest at a rate of 1.58% per month.

The Company can request advances in writing to the note holder and upon approval by the note holder to be determined in its sole discretion, (but which shall not be unreasonably withheld), the note holder can either make payment directly to specified vendor(s) or other creditors on behalf of the Company or deposit the advance into the Company’s account.

The amended note, requires the Company to repay the amended note, in full, on the earlier of (i) November 1, 2024, and (ii) the consummation of the merger between Kustom Entertainment and CL Merger Sub, Inc. (“CL Merger Sub”) pursuant to the merger agreement among the Company, Kustom Entertainment, Clover Leaf Capital Corp. the Company is also required to pay in arrears in cash an amount equal to 50% of revenues from all ticket sales generated by Kustom Entertainment, up to nine thousand tickets sold, and thereafter equal to 10% of all revenues from all ticket sales until the earlier of the date on which the amended note is repaid in full or the November 1, 2024 maturity date. The Company has the right, but not the obligation, under the amended note to prepay the amended note, upon written notice to the Company, by payment in full of the entire outstanding principal balance plus interest.

Furthermore, pursuant to the amended note, the parties agreed to extend the repayment date of $100,000, by the Company to the note holder, from September 26, 2024, to October 10, 2024. As further described in Note 16. Subsequent Events this payment was not made on a timely basis, however, the Note was paid in full on November 7, 2024.

NOTE 10. DEBT OBLIGATIONS

Debt obligations is comprised of the following:

	December 31, 2023	December 31, 2022
Economic injury disaster loan (EIDL)	$147,781	$150,000
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	129,651	388,955
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	58,819	176,456
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	208,083
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	4,346
Revolving Loan Agreement	4,880,000	-
Commercial Extension of Credit- Entertainment Segment	87,928	-
Merchant Advances	1,350,000	-
Unamortized debt issuance costs	(540,429)	-
Debt obligations	6,113,750	927,840
Less: current maturities of debt obligations	1,260,513	485,373
Debt obligations, long-term	$4,853,237	$442,467

Debt obligations mature as follows as of December 31, 2023:

December 31, 2023
2024	$1,260,513
2025	4,712,154
2026	3,542
2027	3,677
2028 and thereafter	133,864

Total	$6,113,750

2020 Small Business Administration Notes.

On May 12, 2020, the Company received $150,000 in loan funding from the SBA under the EIDL program administered by the SBA, which program was expanded pursuant to the recently enacted CARES Act. The EIDL is evidenced by an unsecured promissory note, dated May 8, 2020, in the original principal amount of $150,000 with the SBA, the lender.

Under the terms of the note issued under the EIDL program, interest accrues on the outstanding principal at the rate of 3.75% per annum. The term of such note is thirty years, though it may be payable sooner upon an event of default under such note. Monthly principal and interest payments began in November 2022, after being deferred for thirty months after the date of disbursement and total $731.00 per month thereafter. Such note may be prepaid in part or in full, at any time, without penalty. The Company granted the secured party a continuing interest in and to any and all collateral, including but not limited to tangible and intangible personal property.

The Company made principal payments of $2,219 and $-0- for the years ended December 31, 2023 and 2022 and recorded interest expense of $5,606 in 2023.

Contingent Consideration Promissory Notes

On June 30, 2021, Nobility Healthcare, a subsidiary of the Company, issued a contingent consideration promissory note (the “June Contingent Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “June Seller”) of $350,000. The Contingent Note has a three-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for six months and is due in equal quarterly installments on the seventh business day of each quarter. The principal amount of the June Contingent Note is subject to an earn-out adjustment, being the difference between the $975,000 (the “June Projected Revenue”) and the cash basis revenue (the “June Measurement Period Revenue”) collected by the June Seller in its normal course of business from the clients existing on June 30, 2021, during the period from October 1, 2021 through September 30, 2022 (the “June Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the June Measurement Period Revenue is less than the June Projected Revenue, such amount will be subtracted from the principal balance of this June Contingent Note on a dollar-for-dollar basis. If the June Measurement Period Revenue is more than the June Projected Revenue, such amount will be added to the principal balance of this June Contingent Note on a dollar-for-dollar basis. In no event will the principal balance of this June Contingent Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be to zero. There are no limits to the increases to the principal balance of the June Contingent Note as a result of the earn-out adjustments.

The June Contingent Payment Note is considered to be additional purchase price, therefore the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition. Management has recorded the contingent consideration promissory note at its estimated fair value of $350,000 at the acquisition date. Principal payments, since its inception, on this contingent consideration promissory note totaled $232,134. The estimated fair value of the June Contingent Note at December 31, 2023 is $58,819, representing a decrease in its estimated fair value of $117,637 as compared to its estimated fair value as of December 31, 2022. This reduction only relates to the principal payments made for the year ended December 31, 2023. Therefore, the Company recorded a gain of $-0- and $27,139 in the Consolidated Statements of Operations for the years ended December 31, 2023 and December 31, 2022, respectively.

On August 31, 2021, Nobility Healthcare, issued another contingent consideration promissory note (the “August Contingent Payment Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “August Sellers”) of $650,000. The August Contingent Payment Note has a three-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for six months and is due in equal quarterly installments on the seventh business day of each quarter. The principal amount of the August Contingent Payment Note is subject to an earn-out adjustment, being the difference between the $3,000,000 (the “August Projected Revenue”) and the cash basis revenue (the “August Measurement Period Revenue”) collected by the August Sellers in its normal course of business from the clients existing on September 1, 2021, during the period from December 1, 2021 through November 30, 2022 (the “August Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the August Measurement Period Revenue is less than the August Projected Revenue, such amount will be subtracted from the principal balance of this August Contingent Payment Note on a dollar-for-dollar basis. If the August Measurement Period Revenue is more than the August Projected Revenue, such amount will be added to the principal balance of this August Contingent Payment Note on a dollar-for-dollar basis. In no event will the principal balance of this August Contingent Payment Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be to zero. There are no limits to the increases to the principal balance of the August Contingent Payment Note as a result of the earn-out adjustments.

The August Contingent Payment Note is considered to be additional purchase price, therefore the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition. Management has recorded the contingent consideration promissory note at its estimated fair value of $650,000 at the acquisition date. Principal payments, since its inception, on this contingent consideration promissory note totaled $552,256. The estimated fair value of the August Contingent Note at December 31, 2023 is $129,651, representing a decrease in its estimated fair value of $259,303 as compared to is estimated fair value as of December 31, 2023. This reduction only relates to the principal payments made for the year ended December 31, 2023. Therefore, the Company recorded a loss of $-0- and $31,907 in the Consolidated Statements of Operations for the years ended December 31, 2023 and December 31, 2022, respectively.

On January 1, 2022, Nobility Healthcare issued another contingent consideration promissory note (the “January Contingent Payment Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “January Sellers”) of $750,000. The January Contingent Payment Note has a two-and-a-half-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for seven months and is due in equal quarterly installments on the tenth business day of each quarter. The principal amount of the January Contingent Payment Note is subject to an earn-out adjustment, being the difference between $3,500,000 (the “January Projected Revenue”) and the cash basis revenue (the “January Measurement Period Revenue”) collected by the January Sellers in its normal course of business from the clients existing on January 1, 2022, during the period from April 1, 2022 through March 31, 2023 (the “January Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the January Measurement Period Revenue is less than the January Projected Revenue, such amount will be subtracted from the principal balance of this January Contingent Payment Note on a dollar-for-dollar basis. If the January Measurement Period Revenue is more than the January Projected Revenue, such amount will be added to the principal balance of this January Contingent Payment Note on a dollar-for-dollar basis. In no event will the principal balance of this January Contingent Payment Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be a reduction to zero. There are no limits to the increases to the principal balance of the January Contingent Payment Note as a result of the earn-out adjustments.

On January 1, 2022, Nobility Healthcare issued another contingent consideration promissory note (the “January Contingent Payment Note”) in connection with a stock purchase agreement between Nobility Healthcare and a private company (the “January Sellers”) of $750,000. Principal payments, since its inception, on this contingent consideration promissory note totaled $153,769. The estimated fair value of the January Contingent Note at December 31, 2023 is $-0-, representing a decrease in its estimated fair value of $208,083 as compared to its estimated fair value as of December 31, 2022, of which $32,936 represents payments made during the year ended December 31, 2023. Therefore, the Company recorded a gain of $175,146 and $421,085 in the Consolidated Statements of Operations for the years ended December 31, 2023 and December 31, 2022, respectively.

On February 1, 2022, Nobility Healthcare issued another contingent consideration promissory note (the “February Contingent Payment Note”) in connection with an asset purchase agreement between Nobility Healthcare and a private company (the “February Sellers”) of $105,000. The February Contingent Payment Note has a three-year term and bears interest at a rate of 3.00% per annum. Quarterly principal and interest payments are deferred for seven months and are due in equal quarterly installments on the tenth business day of each quarter. The principal amount of the February Contingent Payment Note is subject to an earn-out adjustment, being the difference between $440,000 (the “February Projected Revenue”) and the cash basis revenue (the “February Measurement Period Revenue”) collected by the February Sellers in its normal course of business from the clients existing on February 1, 2022, during the period from May 1, 2022 through April 30, 2023 (the “February Measurement Period”) measured on a quarterly basis and annualized as of the relevant period. If the February Measurement Period Revenue is less than the February Projected Revenue, such amount will be subtracted from the principal balance of this February Contingent Payment Note on a dollar-for-dollar basis. If the February Measurement Period Revenue is more than the February Projected Revenue, such amount will be added to the principal balance of this February Contingent Payment Note on a dollar-for-dollar basis. In no event will the principal balance of this February Contingent Payment Note become a negative number. The maximum downward earn-out adjustment to the principal balance will be a reduction to zero. There are no limits to the increases to the principal balance of the February Contingent Payment Note as a result of the earn-out adjustments.

The February Contingent Payment Note is considered to be additional purchase price, therefore the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition. Management has recorded the contingent consideration promissory note at its estimated fair value of $105,000 at the acquisition date. The estimated fair value of the February Contingent Note at December 31, 2023 is $-0-, representing a decrease in its estimated fair value of $4,347 as compared to its estimated fair value as of December 31, 2022, of which $1,584 represents payments made during the year ended December 31, 2023. Therefore, the Company recorded a gain of $2,763 and $100,654 in the Consolidated Statements of Operations for the years ended December 31, 2023 and 2022, respectively.

Contingent consideration earn-out Agreement - TicketSmarter Acquisition

On September 1, 2021, TicketSmarter, Inc., a subsidiary of the Company, issued a contingent consideration earn-out agreement (the “TicketSmarter Earn-Out”) in connection with the Stock Purchase Agreement between TicketSmarter, Inc., Goody Tickets, LLC and TicketSmarter, LLC (“TicketSmarter”) of up to $4,244,400 with a fair value at acquisition of $3,700,000. The TicketSmarter Earn-Out shall be payable with ninety percent (90%) readily available funds and ten percent (10%) in stock consideration. The principal amount of the TicketSmarter Earn-Out is subject to an earn-out adjustment, being the difference between the $2,896,829 (the “Projected EBITDA”) and the actual EBITDA (the “Measurement Period EBITDA”) generated by TicketSmarter in its normal course of business, during the period from September 1, 2021 through December 31, 2021 (the “Measurement Period”). If the Measurement Period EBITDA is less than seventy percent (70%) of the Projected EBITDA, there will be zero contingent payment. If the Measurement Period EBITDA is between seventy percent (70%) and one hundred percent (100%) of the Projected EBITDA, then a fractional amount of the contingent payment will be paid out. If the Measurement Period EBITDA is more than the Projected EBITDA, the full principal balance of this TicketSmarter Earn-Out will be paid out. In no event will the principal balance of this TicketSmarter Earn-Out become a negative number. The maximum downward earn-out adjustment to the earn-out balance will be to reduce the balance to zero.

The contingent consideration earn-out is considered to be additional purchase price, therefore the estimated fair value of the contingent liability is recorded as a liability at the acquisition date and the fair value is considered part of the consideration paid for the acquisition. Management has recorded the contingent consideration earn-out at its estimated fair value of $3,700,000 at the acquisition date. Management determined that the actual Measurement Period EBITDA generated by TicketSmarter was less than 70% of the Projected EBITDA threshold. Therefore, no TicketSmarter Earn-Out payments amounts were due under the agreement. Therefore, the fair value of the contingent consideration earn-out agreement was reduced to zero, and the resulting gain of $-0- and $-0- was reported in our Consolidated Statements of Operations for the years ended December 31, 2023 and December 31, 2022, respectively.

2023 Commercial Extension of Credit

On February 23, 2023, the Company’s Entertainment segment entered into an extension of credit in the form of a loan to use in marketing and operating its business in accordance with the Private Label Agreement previously entered into with the Lender. The Lender agreed to extend, subject to the conditions hereof, and Borrower agreed to take, a Loan for Principal Sum of $1,000,000.

Lender shall retain 25% of each remittance owed to Borrower under the terms of the Private Label Agreement. Such remittances shall include regular weekly remittances and any additional incentive payments to which the Borrower may be entitled. The 25% withholding of the Borrower’s applicable remittance shall be deemed a “Payment” under the terms of this Note, and Payments shall continue until the earlier of (i) repayment of the Principal Sum, accrued Interest, and a fee of $35,000.00 or (ii) expiration of the Private Label Agreement on December 31, 2023.

During the year ended December 31, 2023, the Entertainment segment drew an additional $455,643 on this agreement, with the principal balance never exceeding $1,000,000. During the year ended December 31, 2023, the Company’s Entertainment segment had repaid $1,367,715 towards the principal on the loan through remittances and had an outstanding balance of $87,928.

Convertible Note

On April 5, 2023, the Company entered into and consummated the initial closing (the “First Closing”) of the transactions contemplated by a Securities Purchase Agreement, dated as of April 5, 2023 (the “Purchase Agreement”), between the Company and certain investors (the “Purchasers”).

At the First Closing, the Company issued and sold to the Purchasers Senior Secured Convertible Notes in the aggregate original principal amount of $3,000,000 (the “Notes”) and warrants (the “Warrants”). The Purchase Agreement provided for a ten percent (10%) original interest discount resulting in gross proceeds to the Company of $2,700,000. No interest accrues under the Notes. The Warrants are exercisable for an aggregate 1,125,000 shares comprised of 375,000 warrants at an exercise price of $5.50 per share of the Company’s common stock, par value $0.001 (the “Common Stock”), 375,000 warrants at an exercise price of $6.50 per share of Common Stock, and 375,000 warrants at an exercise price of $7.50 per share of Common Stock.

Subject to certain conditions, within 18 months from the effectiveness date and while the Notes remain outstanding, the Purchasers have the right to require the Company to consummate a second closing of up to an additional $3,000,000 of Notes (the “Second Notes”) and Warrants on the same terms and conditions as the First Closing, except that the Second Notes may be subordinate to a mortgage on the Company’s headquarters building (the “Bank Mortgage”).

The Notes are convertible into shares of Common Stock at the election of the Purchasers at any time at a fixed conversion price of $5.00 (the “Conversion Price”) per share of Common Stock. The Conversion Price is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for, Common Stock at a price below the then-applicable Conversion Price (subject to certain exceptions). Subject to certain conditions, including certain equity conditions, the Company may redeem some or all of the then outstanding principal amount of the Note for cash in an amount equal to 110% of the outstanding principal amount of the Notes (the “Optional Redemption Amount”). In addition, the Purchasers may, at their option, demand repayment at the Optional Redemption Amount upon five (5) business days’ written notice following (i) the closing by the Company of the Bank Mortgage, or (ii) a sale by the Company of Common Stock or Common Stock equivalents.

The Notes rank senior to all outstanding and future indebtedness of the Company and its subsidiaries, and are secured by substantially all of the Company’s assets, as evidenced by (i) a security agreement entered into at the Closing, (ii) a trademark security agreement entered into at the Closing, (iii) a patent security agreement entered into at the Closing, (iv) a guaranty executed by all direct and indirect subsidiaries of the Company pursuant to which each of them has agreed to guaranty the obligations of the Company under the Notes, and (v) a mortgage on the Company’s headquarters building in favor of the Purchasers.

Also at the Closing, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Purchasers. Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to prepare and file with the SEC within the 10th business day following the First Closing (the “Filing Date”) a registration statement covering the resale of the shares of Common Stock issuable upon conversion of the Notes and exercise of the Warrants, and to use its best efforts to cause such Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as promptly as possible, but in any event no later than 45 days following the Filing Date (the “Effectiveness Date”). If the Registration Statement is not filed by the Filing Date or is not declared effective by the Effectiveness Date, or under certain other circumstances described in the Registration Rights Agreement, then the Company shall be obligated to pay, as partial liquidated damages, to each Purchaser an amount in cash equal to 2% of the original principal amount of the Notes each month until the applicable event giving rise to such payments is cured. If the Company fails to pay any partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 10% per annum.

The Company recognized the full warrant derivative value, with the remaining amount being allocated to the debt obligation. As the warrant derivative value exceeded the net proceeds from the issuance, the excess amount is recognized as a loss on the date of the issue date. Thus, the Company recorded a loss of $576,380 as an interest expense on the date of issuance relating to the Convertible note. The following is the assumptions used in calculating the estimated grant-date fair value of the detachable warrants to purchase common stock granted in connection with the Convertible Note:

Terms at April 5, 2023 (issuance date)
Volatility - range	106.0%
Risk-free rate	3.36%
Dividend	0%
Remaining contractual term	5.0 years
Exercise price	$5.50 - 7.50
Common stock issuable under the warrants	1,125,000

On June 2, 2023, the Purchasers elected to convert $125,000 principal, at the fixed price of $5.00 per share of common stock, 25,000 shares valued at $119,750. The loss on conversion of convertible note into common shares, of $93,386, was recorded during the period.

On October 26, 2023, the Company entered into a Revolving Loan Agreement of which a portion of the net proceeds were used to repay the principal amount of the Convertible debt. The Company made an aggregate payment of $3,162,500 from the proceeds, inclusive of fees to retire the convertible notes. In 2023, the Company amortized $2,169,545 in debt issuance costs associated with the convertible notes and expensed the remaining balance of $731,819 upon extinguishment of the notes. As a result a loss on extinguishment of debt totaling $1,019,319 was recorded in our Consolidated Statements of Operations for the year ended December 31, 2023. The warrants associated with the convertible debt remain outstanding.

Revolving Loan Agreement

On October 26, 2023, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) by and between the Company, Digital Ally Healthcare, Inc., a Nevada corporation and wholly-owned subsidiary of the Company (“Digital Ally Healthcare” and, together with the Company, the “Borrower”), and Kompass Kapital Funding, LLC, a Kansas limited liability company (“Kompass”). In connection with the Loan Agreement, on October 26, 2023, the Company entered into a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing (the “Mortgage”) by and between the Company, as grantor, and Kompass, as grantee, and issued a Revolving Note (the “Revolving Note”) to Kompass. The gross proceeds to the Company are $4,880,000 before repaying those certain Senior Secured Convertible Notes issued on April 5, 2023 in the aggregate amount of $3,162,500 and paying customary fees and expenses.

Pursuant to the Loan Agreement, Kompass agreed to make revolving loans (the “Revolving Loans”) available to the Borrower as the Borrower may from time to time request until, but not including, October 26, 2025, and in such amounts as the Borrower may from time to time request, provided, however, that the aggregate principal balance of the Revolving Loans outstanding at any time shall not exceed the lesser of $4,880,000.00 or an amount equal to eighty percent of the value of the mortgaged property, which consists of the real property owned by the Company having an address of 14001 Marshall Drive, Lenexa, KS 66215 (the “Mortgaged Property”). Under the Loan Agreement, the Revolving Loans made by Kompass may be repaid and, subject to customary terms and conditions, borrowed again up to, but not including October 26, 2025, unless the Revolving Loans are otherwise accelerated, terminated or extended as provided in the Loan Agreement. The Revolving Loans shall be used by the Borrower for the purpose of working capital and to retire existing debt. Under the Loan Agreement, the Borrower is required to provide written notice to Kompass prior to creating, assuming or incurring any debt or becoming liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other party. While obligations remain outstanding under the Loan Agreement, the Borrower is required to maintain a minimum balance of $97,600 in a reserve account (the “Capital Reserve Account”). Under the Loan Agreement, the Borrower is prohibited from creating, assuming, incurring or suffering or permitting to exist any lien of any kind or character upon the collateral, which consists of the Mortgaged Property and the Company’s interest in the Capital Reserve Account. The Loan Agreement contains customary covenants, representations and warranties by the Borrower.

Pursuant to the Loan Agreement, the Company issued the Revolving Note to Kompass whereby the Company and Digital Ally Healthcare jointly and severally promise to pay to the order of Kompass the lesser of (i) $4,880,000.00, or (ii) the aggregate principal amount of all Revolving Loans outstanding under and pursuant to the Loan Agreement at the maturity or maturities and in the amount or amounts stated on the records of Kompass, together with interest (computed on the actual number of days elapsed on the basis of a 360 day year) at a floating per annum rate equal to the greater of (i) the Prime Rate plus four percent or (ii) eight percent, on the aggregate principal amount of all Revolving Loans outstanding from time to time as provided in the Loan Agreement.

The Company entered into the Mortgage to secure its obligations under the Loan Agreement. The property mortgaged under the Mortgage consists of the Mortgaged Property. The Mortgage contains customary covenants, representations and warranties by the Company. In addition, the Company recorded debt issuance costs of $188,255. During the year ended December 31, 2023, the Company amortized $16,997 of debt discount under interest expense, compared to $-0- for the year ended December 31, 2022.

Merchant Cash Advances

In November 2023, the Company obtained a short-term merchant advance, which totaled $1,050,000, from a single lender to fund operations. These advances included origination fees totaling $50,000 for net proceeds of $1,000,000. The advance is, for the most part, is secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company will repay an aggregate of $1,512,000 to the lender. During 2023, the Company made repayments totaling $162,000 and $1,350,000 remained outstanding, which is expected to be repaid in 2024.

During the year ended December 2023 the Company amortized $142,829 of debt discount under interest expense, compared to $-0- for year ended December 31, 2022.